Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.59367%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,587,512.69

Principal:
Principal Collections	$24,737,275.57
Prepayments in Full	$13,720,928.26
Liquidation Proceeds	$602,887.77
Recoveries	$83,447.63
Sub Total	$39,144,539.23
Collections	$42,732,051.92

Purchase Amounts:
Purchase Amounts Related to Principal	$55,081.22
Purchase Amounts Related to Interest	$470.01
Sub Total	$55,551.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,787,603.15

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,787,603.15
Servicing Fee	$699,254.42	$699,254.42	$0.00	$0.00	$42,088,348.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,088,348.73
Interest - Class A-2a Notes	$39,577.16	$39,577.16	$0.00	$0.00	$42,048,771.57
Interest - Class A-2b Notes	$102,749.12	$102,749.12	$0.00	$0.00	$41,946,022.45
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$39,570,689.12
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$39,257,564.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,257,564.12
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$39,050,013.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,050,013.29
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,050,013.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,050,013.29
Regular Principal Payment	$36,392,317.98	$36,392,317.98	$0.00	$0.00	$2,657,695.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,657,695.31
Residual Released to Depositor	$0.00	$2,657,695.31	$0.00	$0.00	$0.00
Total		$42,787,603.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,392,317.98
Total					$36,392,317.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$8,927,179.37	$59.51	$39,577.16	$0.26	$8,966,756.53	$59.77
Class A-2b Notes	$24,400,956.91	$59.51	$102,749.12	$0.25	$24,503,706.03	$59.76
Class A-3 Notes	$3,064,181.70	$5.47	$2,375,333.33	$4.24	$5,439,515.03	$9.71
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,392,317.98	$23.05	$3,038,335.44	$1.92	$39,430,653.42	$24.97

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$8,927,179.37	0.0595145	$0.00	0.0000000
Class A-2b Notes	$24,400,956.91	0.0595145	$0.00	0.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$556,935,818.30	0.9945282
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$747,238,136.28	0.4732620	$710,845,818.30	0.4502130

Pool Information
Weighted Average APR	5.059%	5.071%
Weighted Average Remaining Term	41.41	40.69
Number of Receivables Outstanding	31,199	30,419
Pool Balance	$839,105,309.24	$799,529,973.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$787,455,711.10	$750,469,763.09
Pool Factor	0.4945562	0.4712311

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$49,060,210.86
Targeted Overcollateralization Amount	$88,684,155.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,684,155.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$459,162.47
(Recoveries)		55	$83,447.63
Net Loss for Current Collection Period			$375,714.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5373%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5626%
Second Prior Collection Period			0.3362%
Prior Collection Period			0.4704%
Current Collection Period			0.5503%
Four Month Average (Current and Prior Three Collection Periods)			0.4799%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,557	$7,149,992.94
(Cumulative Recoveries)			$880,064.10
Cumulative Net Loss for All Collection Periods			$6,269,928.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3695%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,592.16
Average Net Loss for Receivables that have experienced a Realized Loss			$4,026.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	202	$6,842,014.73
61-90 Days Delinquent	0.14%	31	$1,079,560.59
91-120 Days Delinquent	0.05%	10	$379,224.52
Over 120 Days Delinquent	0.04%	6	$305,409.19
Total Delinquent Receivables	1.08%	249	$8,606,209.03

Repossession Inventory:
Repossessed in the Current Collection Period		18	$861,277.79
Total Repossessed Inventory		37	$1,650,507.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1656%
Prior Collection Period			0.1763%
Current Collection Period			0.1545%
Three Month Average			0.1655%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2207%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$3,006,872.73
2 Months Extended	132	$5,008,283.12
3+ Months Extended	22	$957,329.71

Total Receivables Extended	235	$8,972,485.56
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer